BANK LOANS (Tables)	6 Months Ended
Dec. 31, 2022
BANK LOANS
Schedule of short-term bank loans

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beijing Rural Commercial Bank (1)	¥10,000,000	¥10,000,000	$1,449,633
Total short-term bank loans	¥10,000,000	¥10,000,000	$1,449,633

(1)	On April 13, 2022, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥ 5,600,000 ($811,795) as working capital for one year, which will be due on April 12, 2023. On April 13, 2022, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥ 4,400,000 ($637,838) as working capital for one year, which will be due on May 12, 2023. All these loan bears a fixed interest rate of 4.6% per annum. These loans are guaranteed by one of the founders of the Company and he also pledged self-owned housing property with carrying value of approximately ¥17.6 million (approximately $2.5 million) as collateral for these loans.

Schedule of long-term bank loans

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Bank of Kunlun (2)	¥—	¥1,000,000	$144,963
Total long-term bank loan	¥—	¥1,000,000	$144,963

(2)	On August 31, 2022, the Company entered into a loan agreement with Bank of Kunlun to borrow up to ¥2,900,000 ($420,393) as working capital for eighteen months, with a maturity date of February 29, 2024. The loan has a fixed interest rate of 6.0% per annum. The Company made a withdrawal in an amount of ¥1,000,000 ($144,963) on August 31, 2022. The loan is guaranteed by the non-controlling shareholder of Gan Su BHD. The Company also pledged the accounts receivable from the contracts the Company entered into with CNPC as collateral for this loan, and the total value of the contracts are approximately ¥6.5 million (approximately $1.0 million).